Intangible Assets and Goodwill, Net - Net carrying amount of goodwill, indefinite-lived trademarks and concessions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	$ 43,063,516
Balance at end of the period	43,328,954	$ 43,063,516
Impairment of long-lived assets	(1,446,568)	(1,479,511)	$ (1,245,334)
Goodwill
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	14,113,626	14,112,626
Acquisitions		1,000
Balance at end of the period	14,113,626	14,113,626	14,112,626
Goodwill | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	13,794,684	13,793,684
Acquisitions		1,000
Balance at end of the period	13,794,684	13,794,684	13,793,684
Goodwill | Content
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	241,973	241,973
Balance at end of the period	241,973	241,973	241,973
Goodwill | Other Businesses
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	76,969	76,969
Balance at end of the period	76,969	76,969	76,969
Indefinite-lived trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	479,409	615,147
Foreign Currency Translation Adjustments		12
Impairment adjustments	(67,574)	(135,750)
Transfers	(236,391)
Balance at end of the period	175,444	479,409	615,147
Indefinite-lived trademarks | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	368,603	368,603
Transfers	(236,391)
Balance at end of the period	132,212	368,603	368,603
Indefinite-lived trademarks | Other Businesses
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	110,806	246,544
Foreign Currency Translation Adjustments		12
Impairment adjustments	(67,574)	(135,750)
Balance at end of the period	43,232	110,806	246,544
Concessions
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067	15,166,067
Concessions | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	15,070,025	15,070,025
Balance at end of the period	15,070,025	15,070,025	15,070,025
Concessions | Sky
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	96,042	96,042
Balance at end of the period	96,042	96,042	$ 96,042
Trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Impairment of long-lived assets	(67,574)	(135,750)
Intangible Assets with Finite Useful Lives
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	13,304,414
Balance at end of the period	13,873,817	13,304,414
Intangible Assets with Finite Useful Lives | Concessions
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	332,103
Balance at end of the period	221,402	332,103
Intangible Assets with Finite Useful Lives | Trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	321,520
Balance at end of the period	$ 228,510	$ 321,520